Retirement Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Retirement Benefit Plans

The amounts recognised in the balance sheet were as follows:

	2018	2017
	£m	£m
Assets/(liabilities)
Funded defined benefit pension scheme – surplus	842	449
Funded defined benefit pension scheme – deficit	(76)	(245)
Unfunded defined benefit pension scheme	(39)	(41)

Total net assets	727	163

Summary of Pension Remeasurement (Gains)/Losses Recognised In Other Comprehensive Income	Remeasurement (gains)/losses recognised in other comprehensive income during the year were as follows:

	2018	2017	2016
	£m	£m	£m
Pension remeasurement	(469)	103	528

Total defined benefit plan amount charged to the income statement

The total amount charged to the income statement was as follows:

	2018	2017	2016
	£m	£m	£m
Net interest income	(7)	(5)	(18)
Current service cost	41	31	33
Past service and GMP costs	41	1	1
Administration costs	8	8	8

	83	35	24

Summary of Amounts Recognised in Other Comprehensive Income

The amounts recognised in other comprehensive income were as follows:

	2018	2017	2016
	£m	£m	£m
Return on plan assets (excluding amounts included in net interest expense)	246	(435)	(1,447)
Actuarial (gains)/losses arising from changes in demographic assumptions	(56)	(151)	30
Actuarial gains arising from experience adjustments	15	(11)	(80)
Actuarial (gains)/losses arising from changes in financial assumptions	(674)	700	2,025

Pension remeasurement	(469)	103	528

Disclosure of Movements in Present Value of Defined Benefit Obligations

Movements in the present value of defined benefit scheme obligations were as follows:

	2018	2017
	£m	£m
At 1 January	(11,583)	(11,082)
Current service cost paid by Santander UK plc	(27)	(30)
Current service cost paid by other subsidiaries	(14)	(1)
Current service cost paid by fellow Banco Santander subsidiaries	—	(12)
Interest cost	(282)	(305)
Employer salary sacrifice contributions	(6)	(6)
Past service cost	(1)	(1)
GMP equalisation cost	(40)	—
Remeasurement due to actuarial movements arising from:
– Changes in demographic assumptions	56	151
– Experience adjustments	(15)	11
– Changes in financial assumptions	674	(700)
Benefits paid	433	392

At 31 December	(10,805)	(11,583)

Disclosure of Movements in Fair Value of Schemes' Assets

Movements in the fair value of the schemes’ assets were as follows:

	2018	2017
	£m	£m
At 1 January	11,746	11,218
Interest income	289	310
Contributions paid by employer and scheme members	184	171
Contributions paid by fellow Banco Santander subsidiaries	—	12
Administration costs paid	(8)	(8)
Return on plan assets (excluding amounts included in net interest expense)	(246)	435
Benefits paid	(433)	(392)

At 31 December	11,532	11,746

Summary of Composition and Fair Value of Plan Assets

The composition and fair value of the schemes’ assets by category was:

	Quoted prices in active markets		Prices not quoted in active markets		Total
2018	£m	%	£m	%	£m	%
UK equities	159	1	—	—	159	1
Overseas equities	1,854	16	878	8	2,732	24
Corporate bonds	1,536	13	311	3	1,847	16
Government fixed interest bonds	2,636	23	—	—	2,636	23
Government index-linked bonds	4,248	37	—	—	4,248	37
Property	—	—	1,143	10	1,143	10
Derivatives	—	—	65	—	65	—
Cash	—	—	662	6	662	6
Repurchase agreements	—	—	(2,981)	(26)	(2,981)	(26)
Other	—	—	1,021	9	1,021	9

	10,433	90	1,099	10	11,532	100

2017
UK equities	187	1	—	—	187	1
Overseas equities	2,204	19	706	6	2,910	25
Corporate bonds	1,665	14	209	2	1,874	16
Government fixed interest bonds	255	2	—	—	255	2
Government index-linked bonds	3,506	30	—	—	3,506	30
Property	—	—	1,547	13	1,547	13
Derivatives	—	—	512	4	512	4
Cash	—	—	206	2	206	2
Other	—	—	749	7	749	7

	7,817	66	3,929	34	11,746	100

Summary of Principal Actuarial Assumptions Used for Defined Benefit Schemes

The principal actuarial assumptions used for the defined benefit schemes were:

	2018%	2017%	2016%
To determine benefit obligations:
– Discount rate for scheme liabilities	2.9	2.5	2.8
– General price inflation	3.2	3.2	3.1
– General salary increase	1.0	1.0	1.0
– Expected rate of pension increase	2.9	2.9	2.9

	Years	Years	Years
Longevity at 60 for current pensioners, on the valuation date:
– Males	27.3	27.4	27.8
– Females	30.1	30.1	30.3
Longevity at 60 for future pensioners currently aged 40, on the valuation date:
– Males	28.7	28.9	30.0
– Females	31.6	31.7	32.2

Summary of Actuarial Assumption Sensitivities

The sensitivity analyses below have been determined based on reasonably possible changes of the respective assumptions occurring at the end of the reporting period, while holding all other assumptions constant.

		Increase/(decrease)
Assumption	Change in pension obligation at year-end from	2018 £m	2017 £m
Discount rate	25 bps increase	(483)	(550)
General price inflation	25 bps increase	350	365
General salary increase	25 bps increase	n/a	n/a
Mortality	Each additional year of longevity assumed	335	367

Disclosure of Benefits Expected To Be Paid

The benefits expected to be paid in each of the next five years, and in the aggregate for the five years thereafter are:

Year ending 31 December	£m
2019	266
2020	269
2021	287
2022	309
2023	325
Five years ending 2028	1,903